USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts, Common Stocks, United States Treasury Obligations and Money Market Funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2023:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
ICE ICE ECX EMISSION Futures MO, December 2023 contracts	2	$172,914	Dec-23	$2,622	0.1%
LME Aluminum Futures LA, December 2023 contracts	3	167,769	Dec-23	8,669	0.5%
LME Nickel Futures LN, December 2023 contracts	2	257,880	Dec-23	(33,948)	(1.8)%
LME Zinc Futures LX, December 2023 contracts	1	62,738	Dec-23	3,581	0.2%
SGX Iron Ore Futures 62% SC, December 2023 contracts	3	29,395	Dec-23	5,081	0.3%
	11	690,696		(13,995)	(0.7)%
United States Contracts
CME Cobalt Fastmarket Futures CV, November 2023 contracts	5	168,102	Nov-23	15,984	0.8%
CME Lithium LiOH Futures LF, November 2023 contracts	4	252,000	Nov-23	(144,000)	(7.5)%
COMEX Copper Futures HG, December 2023 contracts	2	194,725	Dec-23	(7,850)	(0.4)%
COMEX Silver Futures SI, December 2023 contracts	1	120,410	Dec-23	(8,160)	(0.4)%
CME Cobalt Fastmarket Futures CV, December 2023 contracts	5	190,148	Dec-23	(1,323)	(0.1)%
CME Lithium LiOH Futures LF, December 2023 contracts	3	195,000	Dec-23	(111,750)	(5.8)%
CME Cobalt Fastmarket Futures CV, March 2024 contracts	4	150,796	Mar-24	6,349	0.3%
	24	1,271,181		(250,750)	(13.1)%
Total Open Commodity Futures Contracts(a)	35	$1,961,877		$(264,745)	(13.8)%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks
Australia
Allkem Ltd.(b)	2,038	$15,468	0.8%
Iluka Resources Ltd.	923	4,575	0.2%
Lynas Rare Earths Ltd.(b)	3,099	13,581	0.7%
Pilbara Minerals Ltd.	2,443	6,780	0.4%
Syrah Resources Ltd.(b)	19,213	6,324	0.3%
		46,728	2.4%
Belgium
Umicore SA	199	4,730	0.2%
China
Chengxin Lithium Group Co. Ltd. – Class A	2,300	7,059	0.4%
China Northern Rare Earth Group High-Tech Co. Ltd. – Class A	700	2,094	0.1%
China Rare Earth Resources And Technology Co. Ltd. – Class A	1,500	5,927	0.3%
CMOC Group Ltd. – Class H	30,000	19,267	1.0%
CNNC Hua Yuan Titanium Dioxide Co. Ltd. – Class A	2,400	1,522	0.1%
Ganfeng Lithium Group Co. Ltd. – Class H	3,400	13,957	0.7%
GCL Technology Holdings Ltd.	34,000	6,338	0.3%
Guangzhou Tinci Materials Technology Co. Ltd. – Class A	600	2,226	0.1%
Ningbo Shanshan Co. Ltd. – Class A	300	572	0.0	%(c)
Shanghai Putailai New Energy Technology Co. Ltd. – Class A	2,175	8,744	0.5%
Shenghe Resources Holding Co. Ltd. – Class A	2,400	3,581	0.2%
Shenzhen Capchem Technology Co. Ltd. – Class A	500	3,007	0.2%
Shenzhen Dynanonic Co. Ltd. – Class A	320	3,363	0.2%
South Manganese Investment Ltd.(b)	28,000	1,327	0.1%
Tianqi Lithium Corp. – Class H	1,400	7,838	0.4%
Tongwei Co. Ltd. – Class A	900	3,985	0.2%
Xinte Energy Co. Ltd. – Class H(b)	7,600	15,002	0.8%
Youngy Co. Ltd. – Class A	1,300	9,757	0.5%
		115,566	6.1%
France
Eramet SA	73	5,584	0.3%
Germany
SGL Carbon SE(b)	7,270	50,839	2.6%
Wacker Chemie AG	151	21,687	1.1%
		72,526	3.7%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks (continued)
Japan
Nippon Carbon Co. Ltd.	1,100	$33,577	1.7%
Resonac Holdings Corp.	2,900	48,681	2.5%
Toho Titanium Co. Ltd.	100	1,202	0.1%
		83,460	4.3%
Netherlands
AMG Critical Materials NV	90	2,716	0.1%
Norway
Elkem ASA(b)	6,698	13,647	0.7%
South Korea
Ecopro BM Co. Ltd.	37	6,937	0.4%
L&F Co. Ltd.	34	4,369	0.2%
		11,306	0.6%
United States
Albemarle Corp.	100	17,004	0.9%
Livent Corp.(b)	1,100	20,251	1.1%
MP Materials Corp.(b)	500	9,550	0.5%
Tronox Holdings PLC	500	6,720	0.4%
		53,525	2.9%
Total Common Stocks
(Cost $515,468)		$409,788	21.3%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
5.27%, 10/26/2023	355,000	$353,703	18.4%
5.34%, 11/30/2023	320,000	317,221	16.5%
5.32%, 12/07/2023	430,000	425,779	22.2%
Total Treasury Obligations
(Cost $1,096,703)		$1,096,703	57.1%
Money Market Funds
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(d)
(Cost $5,133)	5,133	$5,133	0.3%
Total Investments
(Cost $1,617,304)		$1,246,879	64.9%
Other Assets in Excess of Liabilities		673,293	35.1%
Total Net Assets		$1,920,172	100.0%

(a)	Collateral amounted to $500,429 on open commodity futures contracts.
(b)	Non-income producing security.
(c)	Position represents less than 0.05%.
(d)	Reflects the 7-day yield at September 30, 2023.

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited) (continued)

Summary of Investments by Country^
United States	76.4%
China	7.6
Japan	5.5
Germany	4.8
Australia	3.1
Norway	0.9
South Korea	0.8
France	0.4
Belgium	0.3
Netherlands	0.2
100.0%

Summary of Investments by Sector^
Government	72.6%
Basic Materials	23.3
Energy	1.9
Industrial	1.9
Money Market Fund	0.3
100.0%

^	As a percentage of total investments.